Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax Expense [Abstract]
INCOME TAX EXPENSE

NOTE 8. INCOME TAX EXPENSE

Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Income tax expenses	-	-	-
Deferred tax expenses	-	-	-
Income tax expenses	-	-	-

(a) The prima-facie tax on loss before income tax is reconciled to the income tax expense as follows:

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	(18,350,112)	(10,901,539)	(5,091,918)

Income tax expenses on loss before income tax at 30%	(5,505,034)	(3,270,462)	(1,527,576)
Difference in overseas tax rates and adjustment for non-taxable items	3,132,395	(863,286)	(291,579)
Less the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	2,372,639	4,133,748	1,819,155
Income tax expenses	-	-	-

The tax losses carried forward for the Group at the December 31, 2023 was $4,183,600 (2022: $3,115,968, 2021: $3,115,968).

(b) Deferred tax liabilities arising from temporary differences and unused tax losses can be summarized as follows:

Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Balance brought forward	-	-
Exchange difference	-	-
Total	-	-

(c) Unrecognised deferred tax assets

	Consolidated
	2023	2022
	US$	US$
Deferred tax assets have not been recognised in respect of the following items:
i) Temporary differences at 27.5% (2022: 27.5%)	-	309,212
ii) Tax losses at 25.5% (2022: 25.5%)	-	8,547,095
	-	8,856,307

Tax losses do not expire under current tax legislation. Deferred tax assets have not been recognised in respect of these losses because it is not probable that future taxable profit will be available against which the Group can utilise the benefits from the deferred tax assets.

(d) There was no income tax payable in the consolidated statements of financial position in years 2023 and 2022.